111 West Monroe Street Chicago, IL 60603-4080 T 312.845.3000 F 312.701.2361 www.chapman.com

November 3, 2015

Anu Dubey

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: Smart Trust, Zacks Diversified Equity & Corporate Bond Trust, Series 10 (the “Fund”)

(File No. 333-207087) (CIK# 1652185)

Ms. Dubey

Transmitted herewith on behalf of Hennion & Walsh, Inc. (the “Sponsor”), sponsor, depositor and principal underwriter of the Fund, is Amendment No. 1 to the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 (the “Securities Act”) of units representing the ownership of interests in the Fund.

The Registration Statement on Form S-6 relating to the Fund was initially filed with the Securities and Exchange Commission (the “Commission”) on September 23, 2015. We received comments from the staff of the Commission in a telephone conversation on October 20, 2015 between Anu Dubey and Matthew T. Wirig requesting that we make certain changes to the Registration Statement. We have addressed those comments herein and the prospectus has been revised in accordance with the comments of the staff. The following are our responses to the staff’s comments:

Comment 1

The staff requested that we revise the “Equity Securities” selection process described in the “Investment Summary—Principal Investment Strategy” section of the prospectus to indicate whether the top 2000 securities by market capitalization could include large cap, large and mid cap or large, mid and small cap. We have revised the prospectus in accordance with the staff’s comment.

Comment 2

The staff requested that we revise the “Investment Summary—Principal Investment Strategy” section of the prospectus to capitalize instances of the phrase “security selection date.” We have revised the prospectus in accordance with the staff’s comment.

Comment 3

The staff requested that we revise the prospectus to use “funds” instead of “underlying funds” to refer to the exchange-traded funds throughout the prospectus. We have revised the prospectus in accordance with the staff’s comment.

Comment 4

The staff requested that we confirm that the Fund will not invest in securities issued by an investment company that is not registered under the Investment Company Act of 1940. The Fund will not invest in any investment companies that are not registered under the Investment Company Act of 1940, although the Fund may invest in business development companies, as defined in Section 2(a)(48) of the Act.

We have been advised that the Sponsor would like to activate the Fund and have the Registration Statement declared effective on November 24, 2015, or as soon as possible thereafter. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of the Sponsor that the Registration Statement be made effective.

No notification of registration or registration statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under the Investment Company Act of 1940 File No. 811-21429 for Smart Trust, Tax Free Bond Trust, et al. are intended to apply to this series of the Fund.

Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Commission. Therefore, for purposes of Securities Act Release No. 5196 there are no delinquencies to be reported or other references to be made to filings under the Securities Exchange Act of 1934.

If you have any questions, please do not hesitate to contact Scott R. Anderson at (312) 845-3834 or Matthew T. Wirig at (312) 845-3432.

Very truly yours,

/s/ CHAPMAN AND CUTLER LLP

          Chapman and Cutler LLP